Financial Income and Expenses (Tables)	6 Months Ended
Jun. 30, 2023
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Summary Of Details About Financial Income Expenses Net
Details of financial income and expenses are as follows:

(In thousand Euros)	June 30, 2023	June 30, 2022
Financial income
Fair value adjustment of the put option	—	2,002
Fair value gain on financial investments	65	53
Fair value of derivatives	320	15
Other finance income	184	—

Total financial income	569	2,070

Financial Expenses
Interest and fees on bank loans (Note 12)	6,049	1,245
Interest on leases (Note 9)	593	607
Valuation of financial instruments	—	1,550
Accretion of discount on put option liabilities	—	25
Other finance costs	62	10

Total financial expenses	6,704	3,437